Commitments and Contingencies - Summary of Changes in Warranty Liability (Detail) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Product Warranties Disclosures [Abstract]
Accrual provided for warranties issued during the period Accrued warranty liability, beginning of year	$ 50,725	$ 63,147
Accrual provided for warranties issued during the period	23,452	14,867
Adjustments to prior accruals	38,382	570
Actual warranty expenditures	(20,559)	(27,859)
Accrued warranty liability, end of year	$ 92,000	$ 50,725